SCHEDULE OF RSU’S TRANSACTIONS (Details) - Restricted share units [member] - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Number of RSU's, beginning balance	588,834	288,000
Number of RSU's, granted	326,000	523,300
Number of RSU's, Expiry	(40,166)	(36,666)
Number of RSU's, Exercise	(764,001)	(185,800)	(218,000)
Number of RSU's, ending balance	110,667	588,834	288,000